Significant Events After the Reporting Period (Details)							1 Months Ended			12 Months Ended
		Apr. 23, 2025 USD ($)	Apr. 11, 2025 USD ($) shares	Mar. 03, 2025 USD ($) shares	Feb. 26, 2025 shares	Jan. 17, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Apr. 30, 2025 TWD ($)	Mar. 31, 2025 TWD ($)	Feb. 28, 2025 TWD ($)	Dec. 31, 2024 TWD ($)
Significant Events After the Reporting Period (Details) [Line Items]
Notes and debentures issued										$ 1,200,000
Ordinary shares (in Shares) | shares	[1]										72,000
Principal plus unpaid interest			$ 829,382	$ 500,556
First Commercial Bank [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Annual interest rate										3.315%
New Loan Facility [Member] | First Commercial Bank [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility										$ 304,971
Annual interest rate										2.90%
Subsequent Event [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Notes and debentures issued						$ 1,200,000
Interest rate						14.00%
Transfer warrants (in Shares) | shares						104,348
Warrant exercise price (in Dollars per share) | $ / shares						$ 11.5
Ordinary shares (in Shares) | shares			1,759,717		119,048
Promissory note shares (in Shares) | shares				242,505
Installment payment		$ 500,000
Subsequent Event [Member] | Shinshin Credit Corporation [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility									$ 594,694						$ 19,500,000
Month term									18 years
Annual interest rate									6.0504%
Loan facility drawn payment									$ 594,694
Subsequent Event [Member] | Shanghai Commercial and Savings Bank Ltd [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 447,705
Loan facility							$ 1,449,716						$ 1
Annual interest rate							3.235%
Subsequent Event [Member] | Taishin International Bank [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility								$ 457,457						$ 2
Annual interest rate								3.07%
Loan facility drawn payment								$ 457,457
Subsequent Event [Member] | Hotai Finance Development Co Ltd [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility							$ 609,900						$ 19,998,629
Month term							18 months
Annual interest rate							7.5811%
Loan facility drawn payment							$ 609,900
Subsequent Event [Member] | First Commercial Bank [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility										$ 1,524,855						$ 1
Subsequent Event [Member] | New Loan Facility [Member]
Significant Events After the Reporting Period (Details) [Line Items]
Loan facility																$ 3

[1]	In 2022, the Company raise additional capital through private placement by issuing 33 thousand shares at a subscription price of $9.017255 per share for a total of $299,814, the alteration registration was completed on May 21, 2023. In 2023, the Company raise additional capital through private placement by issuing 25 thousand shares at a subscription price of $9.017309 per share and 14 thousand shares at subscription price of $5.644321 per share for a total of $221,134 and $80,069, respectively, and the alteration registration was completed on May 21, and June 2, 2023, respectively.